Supplement Dated August 12, 1998
                 To Prospectus Dated September 30, 1997

     Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech &
                              Communications Fund,
         Orbitex Growth Fund, Orbitex Asian High Yield Fund and
            Orbitex Asian Select Advisors Fund (the "Funds")

      The following information supplements the Prospectus dated September 30, 1997.

             CLOSING OF ORBITEX ASIAN SELECT ADVISORS FUND

      The Orbitex Asian Select Advisors Fund has been closed to all new investment. You may contact 1-888-ORBITEX for additional information.